SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Jul. 02, 2021	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,338,259	$ 654,116
Accumulated depreciation and impairment	(181,267)	(57,652)
Property and equipment, net	3,156,992	596,464
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	140,000	140,000
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 236,000	$ 236,000
Property, Plant and Equipment, Useful Life	39 years	39 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,962,259	$ 278,116
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 654,116		$ 637,116
Accumulated depreciation and impairment		(57,652)	$ (12,094)	(24,214)
Property and equipment, net		596,464		612,902
White River Holdings Corp [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		140,000		140,000
White River Holdings Corp [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		236,000		236,000
White River Holdings Corp [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 278,116		$ 261,116